Provisions and other non-current liabilities - Other risks and contingent liabilities (Details) € in Millions, $ in Billions			12 Months Ended
	Apr. 28, 2016 employee	Feb. 18, 2016 item	Dec. 31, 2017 EUR (€) company	Dec. 31, 2017 USD ($) company
Exploration & Production | Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)			39.62%
Contingent liabilities - legal proceedings | Alitalia
Disclosure of contingent liabilities
Alleged damages claimed | €			€ 908
Contingent liabilities - legal proceedings | Blue Rapid and the Russian Olympic Committee | Elf Aquitaine
Disclosure of contingent liabilities
Alleged damages claimed | $				$ 22.4
Number of decisions to put an end to the original proceeding | item		2
Period from end of contract to claim of damages under subsequent arbitration procedure			15 years
Contingent liabilities - legal proceedings | FERC
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee	2
Number of companies involved in class action lawsuit | company			3	3